Convertible Debt (Details)					1 Months Ended	12 Months Ended
	Oct. 08, 2024 USD ($) $ / shares	Apr. 18, 2024 USD ($)	Dec. 31, 2020 USD ($) € / shares	Dec. 31, 2019 USD ($) € / shares	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 26, 2023 USD ($)	Jun. 28, 2023 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 EUR (€)
Convertible Debt [Line Items]
Promissory notes						$ 1,000,000	$ 6,400,000
Percentage of principal amount						92.00%
Maturity date						1 year
Promissory note premium, percentage	5.00%					8.00%
Issued promissory note						$ 1,093,975	$ 4,903,310
Legal fee		$ 25,000
Percentage of original issued discount	10.00%
Fixed conversion price. (in Dollars per share) | $ / shares	$ 0.25
Percentage of weighted average price	92.00%
Principal payments	$ 100,000
Percentage of volume weighted average price						110.00%
Conversion of Floor Price (in Dollars per share) | $ / shares						$ 2
Monthly payment, amount						$ 550,000
Percentage of redemption premium						8.00%			8.00%
Percentage of monthly payment						10.00%
Commitment fee						$ 250,000
Ordinary shares issued (in Shares) | shares							1,361
Face value						5,500,000
Original issue discount						440,000
Principal amount					$ 1,100,000		$ 1,100,000
Percentage of premium					8.00%		8.00%
Percentage of default interest					15.00%		15.00%
Accrued interest						$ 631,226
Converted ordinary shares (in Shares) | shares						807,388
Change in fair value of convertible debt						$ 2,052,000	$ (661,000)
Fair value balance amount						$ 1,021,000	4,859,000
Bottom of range [Member]
Convertible Debt [Line Items]
Percentage of loans interest rate	7.00%
Consecutive trading days						5 days
Conversion price per share (in Dollars per share) | $ / shares						$ 7.37
Top of range [Member]
Convertible Debt [Line Items]
Percentage of loans interest rate	15.00%
Consecutive trading days						7 days
Conversion price per share (in Dollars per share) | $ / shares						$ 38.06
Commitment Amount [Member]
Convertible Debt [Line Items]
Promissory notes											$ 50,000,000
Promissory Notes [Member]
Convertible Debt [Line Items]
Percentage of interest					15.00%	15.00%			15.00%
Consecutive trading days						7 days
Percentage of redemption premium						8.00%			8.00%
Percentage of outstanding promissory notes						50.00%
Initial Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes						$ 4.9986
Issued promissory note											5,500,000
Net of discount											$ 5,060,000
Fair value						5,060,000
Principal amount							$ 3,500,000
Ordinary shares (in Shares) | shares							1,259,019
Initial Promissory Note [Member] | Bottom of range [Member]
Convertible Debt [Line Items]
Debt conversion prices (in Dollars per share) | $ / shares							$ 80
Initial Promissory Note [Member] | Top of range [Member]
Convertible Debt [Line Items]
Debt conversion prices (in Dollars per share) | $ / shares							$ 166.8
Second Promissory Note [Member]
Convertible Debt [Line Items]
Promissory notes						3.5424
Issued promissory note										$ 5,500,000
Net of discount										$ 5,060,000
Principal amount						3,612,367
Fair value						5,008,000
Repaid principal amounts						787,633
Third Promissory Note [Member]
Convertible Debt [Line Items]
Net of discount		2,970,000
Principal amount		$ 3,300,000				3,300,000
Fair value						2,822,000
Fourth Promissory Note [Member]
Convertible Debt [Line Items]
Principal amount						107,800
Pre paid advance original principal amount	$ 1,500,000
Fair value						1,340,000
Repaid principal amounts						$ 392,200
Fixed Price [Member]
Convertible Debt [Line Items]
Percentage of volume weighted average price						92.00%
First Note [Member]
Convertible Debt [Line Items]
Principal amount						$ 2,000,000
Two Thousand Seventeen Convertible Loans [Member]
Convertible Debt [Line Items]
Total loans														$ 92,007	€ 80,278
Payable on demand, amount						$ 41,762	$ 44,310		€ 40,139
Percentage of common shares outstanding						4.25%
2019 and 2020 Convertible Loans [Member]
Convertible Debt [Line Items]
Loan agreements totalling			$ 467,154	$ 467,154								€ 417,133	€ 417,133
Percentage of interest			3.50%	3.50%								3.50%	3.50%
Convertible loans payable						$ 31,213	33,118		30,000
Convertible loans percentage			0.50%	0.50%
Dividends paid, ordinary shares per share (in Euro per share) | € / shares			$ 40	$ 40
Debt amount						31,213			€ 30,000
Convertible Promissory Notes [Member]
Convertible Debt [Line Items]
Change in fair value of convertible debt						$ 2,039,622	$ 661,000